Shareholder Report, Line Graph (Details) 1014040_Franklin International Aggregate Bond ETF_Single Class_TSR Annual {Single Class} - USD ($)									12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	May 30, 2018	Mar. 31, 2026
Franklin International Aggregate Bond ETF
Account Value [Line Items]
Line Graph and Table Measure Name									Franklin International Aggregate Bond ETF (NAV)
Accumulated Value	$ 10,587	$ 10,288	$ 9,889	$ 10,130	$ 10,481	$ 10,405	$ 10,000	$ 10,000	$ 10,861
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg Global Aggregate Index
Accumulated Value	9,914	9,620	9,573	10,413	11,126	10,630	10,201	10,000	$ 10,336
Bloomberg Global Aggregate ex-USD Index Hedged USD [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg Global Aggregate ex-USD Index Hedged USD
Accumulated Value	$ 11,536	$ 11,073	$ 10,454	$ 10,807	$ 11,206	$ 11,045	$ 10,519	$ 10,000	$ 11,856